Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 123,697	$ 107,052
Deferred Tax Assets, Inventory	16,627	0
Property, plant and equipment	7,651	13,602
Operating lease right of use assets	44,927	32,866
Others	51,371	53,653
Net operating loss carry-forwards	77,804	66,888
Gross deferred tax assets	322,077	274,061
Valuation allowance	(172,833)	(154,158)
Net deferred tax assets	149,244	119,903
Intangible assets	(17,696)	(17,649)
Property, plant and equipment	(22,709)	(19,073)
Operating lease liabilities	(44,188)	(32,467)
Reserves and allowances	(19,406)	(23,734)
Deferred tax liabilities, net	(103,999)	(92,923)
Net deferred tax assets	$ 45,245	$ 26,980